                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment           [ ] Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Managing Director
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


       /s/ Robert L. Stillwell            Dallas, TX    February 17, 2009
-------------------------------------   -------------   -----------------
             (Signature)                (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            9

Form 13F Information Table Value Total:       40,007
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -------------------------------
 1    28-12876               TBP Investments Management, LLC

                           FORM 13F INFORMATION TABLE


                                                                  COLUMN 5                                 COLUMN 8
                              COLUMN 2           COLUMN 4 -----------------------  COLUMN 6  COLUMN 7  VOTING AUTHORITY
           COLUMN 1           TITLE OF  COLUMN 3   VALUE  SHRS OR                 INVESTMENT   OTHER  -----------------
        NAME OF ISSUER          CLASS    CUSIP    (X1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS SOLE  SHARED NONE
----------------------------- -------- --------- -------- ------- ------ -------- ---------- -------- ---- ------- ----
CHESAPEAKE ENERGY CORP        COM      165167107    1,617 100,000 SH     N/A      DEFINED           1    0 100,000    0
DENBURY RESOURCES INC         COM NEW  247916208    1,092 100,000 SH     N/A      DEFINED           1    0 100,000    0
DEVON ENERGY CORP NEW         COM      25179M103    9,857 150,000 SH     N/A      DEFINED           1    0 150,000    0
MCMORAN EXPLORATION CO        COM      582411104    1,960 200,000 SH     N/A      DEFINED           1    0 200,000    0
OCCIDENTAL PETE CORP DEL      COM      674599105    5,999 100,000 SH     N/A      DEFINED           1    0 100,000    0
PEABODY ENERGY CORP           COM      704549104    2,275 100,000 SH     N/A      DEFINED           1    0 100,000    0
SUNCOR ENERGY INC             COM      867229106    1,950 100,000 SH     N/A      DEFINED           1    0 100,000    0
TRANSOCEAN INC NEW            SHS      G90073100   14,175 300,000 SH     N/A      DEFINED           1    0 300,000    0
WEATHERFORD INTERNATIONAL LTD COM      G95089101    1,082 100,000 SH     N/A      DEFINED           1    0 100,000    0